Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	19,218.08
Total Transaction Valuation	139,160,607.78
Total Offset Amount	19,218.08
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A